Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA MUTUAL FUNDS

Voya Multi-Manager International Small Cap Fund

(the “Fund”)

Supplement dated September 19, 2019

to the Fund’s Class A, Class C, Class I, Class O, and Class W shares Prospectus, Class P3 shares

Prospectus, and Summary Prospectuses

each dated February 28, 2019

(the “Prospectus” and collectively the “Prospectuses”)

On September 12, 2019, the Fund’s Board of Trustees (the “Board”) approved the removal of Wellington Management Company, LLP (“Wellington”) as one of the sub-advisers to the Fund as well as related changes to the management fee and expense limits effective on or about November 15, 2019. Currently, Acadian Asset Management LLC (“Acadian”), Victory Capital Management Inc. (“Victory Capital”) and Wellington each manage a portion of the Fund’s assets. From the close of business November 1, 2019 through the close of business on November 15, 2019, the Fund will be in a “transition period” during which time the Fund’s assets currently managed by Wellington will be equally allocated between Acadian and Victory Capital. During this time, the Fund may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will also result in transactional costs, which will be borne by the Fund.

Effective on or about November 15, 2019, the Fund’s Prospectuses are revised as follows:

1.	The section entitled “Annual Fund Operating Expenses” of the Fund’s Class A, Class C, Class I, Class O, and Class W shares Prospectuses is deleted and replaced with the following:

Annual Fund Operating Expenses[2]

Expenses you pay each year as a % of the value of your investments

Class		A	C	I	O	W
Management Fees	%	1.00	1.00	1.00	1.00	1.00
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.25	None
Other Expenses	%	0.40	0.40	0.34	0.40	0.40
Total Annual Fund Operating Expenses	%	1.65	2.40	1.34	1.65	1.40
Waivers and Reimbursements[3]	%	(0.12)	(0.12)	(0.14)	(0.12)	(0.12)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.53	2.28	1.20	1.53	1.28
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	The adviser is contractually obligated to limit expenses to 1.95%, 2.60%, 1.40%, 1.85%, and 1.60% for Class A, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2021. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.53%, 2.28%, 1.20%, 1.53% and 1.28% for Class A, Class C, Class I, Class O, and Class W shares respectively, through March 1, 2021. These limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations require approval by the Fund’s board.

2.	The section entitled “Annual Fund Operating Expenses” of the Fund’s Class P3 shares Prospectuses is deleted and replaced with the following:

Annual Fund Operating Expenses[1]

Expenses you pay each year as a % of the value of your investments

Class	P3
Management Fees	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.96%
Total Annual Fund Operating Expenses	1.96%
Waivers and Reimbursements	(1.96%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.00%
1	Expense information has been restated to reflect current contractual rates.
2	The adviser is contractually obligated to limit expenses to 0.00% for Class P3 shares, through March 1, 2021. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

3.	The table in the section entitled “Expense Example” of the Fund’s Class A, Class C, Class I, Class O, and Class W shares Prospectuses is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$722	1,054	1,410	2,408
C	Sold	$331	737	1,270	2,727
	Held	$231	737	1,270	2,727
I	Sold or Held	$122	411	721	1,600
O	Sold or Held	$156	509	886	1,944
W	Sold or Held	$130	431	754	1,669

4.	The table in the section entitled “Expense Example” of the Fund’s Class P3 shares Prospectuses is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
P3	Sold or Held	$0	424	875	2,126

5.	The sixth paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is deleted and replaced with the following:

Acadian Asset Management LLC (“Acadian”) and Victory Capital Management Inc. (“Victory Capital”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

6.	Paragraphs eleven through thirteen regarding Wellington Management Company, LLP in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses are deleted in their entirety.

7.	The second paragraph in the section entitled “Performance Information” of the Fund’s Class A, Class C, Class I, Class O, and Class W shares Prospectuses, and the Fund’s Class P3 shares Prospectuses, is deleted in its entirety and replaced with the following:

On November 15, 2019, a sub-adviser (which served as a sub-adviser from April 30, 2013 to November 15, 2019) was removed. On March 2, 2015, Victory Capital Management Inc. was added as an additional sub-adviser. On April 30, 2013, Wellington Management Company, LLP was added as an additional sub-adviser. On April 15, 2013, a sub-adviser (which served as a sub-adviser from December 17, 2007 to April 15, 2013) was removed. On February 26, 2010, a sub-adviser (which served as a sub-adviser from November 1, 2006 to February 26, 2010) was removed. Each change to the sub-advisers resulted in a change to the Fund’s principal investment strategies. The Fund’s performance information for these periods reflects returns achieved by the different sub-advisers and pursuant to different principal investment strategies. If the Fund’s current sub-advisers and strategies had been in place for the prior periods, the performance information shown would have been different. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.individuals.voya.com/literature or call 1-800-992-0180.

Class A, C, I, O and W Shares | Voya Multi-Manager International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA MUTUAL FUNDS

Voya Multi-Manager International Small Cap Fund

(the “Fund”)

Supplement dated September 19, 2019

to the Fund’s Class A, Class C, Class I, Class O, and Class W shares Prospectus, Class P3 shares

Prospectus, and Summary Prospectuses

each dated February 28, 2019

(the “Prospectus” and collectively the “Prospectuses”)

On September 12, 2019, the Fund’s Board of Trustees (the “Board”) approved the removal of Wellington Management Company, LLP (“Wellington”) as one of the sub-advisers to the Fund as well as related changes to the management fee and expense limits effective on or about November 15, 2019. Currently, Acadian Asset Management LLC (“Acadian”), Victory Capital Management Inc. (“Victory Capital”) and Wellington each manage a portion of the Fund’s assets. From the close of business November 1, 2019 through the close of business on November 15, 2019, the Fund will be in a “transition period” during which time the Fund’s assets currently managed by Wellington will be equally allocated between Acadian and Victory Capital. During this time, the Fund may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will also result in transactional costs, which will be borne by the Fund.

Effective on or about November 15, 2019, the Fund’s Prospectuses are revised as follows:

1.	The section entitled “Annual Fund Operating Expenses” of the Fund’s Class A, Class C, Class I, Class O, and Class W shares Prospectuses is deleted and replaced with the following:

Annual Fund Operating Expenses[2]

Expenses you pay each year as a % of the value of your investments

Class		A	C	I	O	W
Management Fees	%	1.00	1.00	1.00	1.00	1.00
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.25	None
Other Expenses	%	0.40	0.40	0.34	0.40	0.40
Total Annual Fund Operating Expenses	%	1.65	2.40	1.34	1.65	1.40
Waivers and Reimbursements[3]	%	(0.12)	(0.12)	(0.14)	(0.12)	(0.12)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.53	2.28	1.20	1.53	1.28
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	The adviser is contractually obligated to limit expenses to 1.95%, 2.60%, 1.40%, 1.85%, and 1.60% for Class A, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2021. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.53%, 2.28%, 1.20%, 1.53% and 1.28% for Class A, Class C, Class I, Class O, and Class W shares respectively, through March 1, 2021. These limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations require approval by the Fund’s board.

3.	The table in the section entitled “Expense Example” of the Fund’s Class A, Class C, Class I, Class O, and Class W shares Prospectuses is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$722	1,054	1,410	2,408
C	Sold	$331	737	1,270	2,727
	Held	$231	737	1,270	2,727
I	Sold or Held	$122	411	721	1,600
O	Sold or Held	$156	509	886	1,944
W	Sold or Held	$130	431	754	1,669

5.	The sixth paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is deleted and replaced with the following:

Acadian Asset Management LLC (“Acadian”) and Victory Capital Management Inc. (“Victory Capital”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

6.	Paragraphs eleven through thirteen regarding Wellington Management Company, LLP in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses are deleted in their entirety.

7.	The second paragraph in the section entitled “Performance Information” of the Fund’s Class A, Class C, Class I, Class O, and Class W shares Prospectuses, and the Fund’s Class P3 shares Prospectuses, is deleted in its entirety and replaced with the following:

On November 15, 2019, a sub-adviser (which served as a sub-adviser from April 30, 2013 to November 15, 2019) was removed. On March 2, 2015, Victory Capital Management Inc. was added as an additional sub-adviser. On April 30, 2013, Wellington Management Company, LLP was added as an additional sub-adviser. On April 15, 2013, a sub-adviser (which served as a sub-adviser from December 17, 2007 to April 15, 2013) was removed. On February 26, 2010, a sub-adviser (which served as a sub-adviser from November 1, 2006 to February 26, 2010) was removed. Each change to the sub-advisers resulted in a change to the Fund’s principal investment strategies. The Fund’s performance information for these periods reflects returns achieved by the different sub-advisers and pursuant to different principal investment strategies. If the Fund’s current sub-advisers and strategies had been in place for the prior periods, the performance information shown would have been different. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.individuals.voya.com/literature or call 1-800-992-0180.

Class P3 Shares | Voya Multi-Manager International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA MUTUAL FUNDS

Voya Multi-Manager International Small Cap Fund

(the “Fund”)

Supplement dated September 19, 2019

to the Fund’s Class A, Class C, Class I, Class O, and Class W shares Prospectus, Class P3 shares

Prospectus, and Summary Prospectuses

each dated February 28, 2019

(the “Prospectus” and collectively the “Prospectuses”)

On September 12, 2019, the Fund’s Board of Trustees (the “Board”) approved the removal of Wellington Management Company, LLP (“Wellington”) as one of the sub-advisers to the Fund as well as related changes to the management fee and expense limits effective on or about November 15, 2019. Currently, Acadian Asset Management LLC (“Acadian”), Victory Capital Management Inc. (“Victory Capital”) and Wellington each manage a portion of the Fund’s assets. From the close of business November 1, 2019 through the close of business on November 15, 2019, the Fund will be in a “transition period” during which time the Fund’s assets currently managed by Wellington will be equally allocated between Acadian and Victory Capital. During this time, the Fund may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will also result in transactional costs, which will be borne by the Fund.

Effective on or about November 15, 2019, the Fund’s Prospectuses are revised as follows:

2.	The section entitled “Annual Fund Operating Expenses” of the Fund’s Class P3 shares Prospectuses is deleted and replaced with the following:

Annual Fund Operating Expenses[1]

Expenses you pay each year as a % of the value of your investments

Class	P3
Management Fees	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.96%
Total Annual Fund Operating Expenses	1.96%
Waivers and Reimbursements	(1.96%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.00%
1	Expense information has been restated to reflect current contractual rates.
2	The adviser is contractually obligated to limit expenses to 0.00% for Class P3 shares, through March 1, 2021. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

4.	The table in the section entitled “Expense Example” of the Fund’s Class P3 shares Prospectuses is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
P3	Sold or Held	$0	424	875	2,126

5.	The sixth paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is deleted and replaced with the following:

Acadian Asset Management LLC (“Acadian”) and Victory Capital Management Inc. (“Victory Capital”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

6.	Paragraphs eleven through thirteen regarding Wellington Management Company, LLP in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses are deleted in their entirety.

7.	The second paragraph in the section entitled “Performance Information” of the Fund’s Class A, Class C, Class I, Class O, and Class W shares Prospectuses, and the Fund’s Class P3 shares Prospectuses, is deleted in its entirety and replaced with the following:

On November 15, 2019, a sub-adviser (which served as a sub-adviser from April 30, 2013 to November 15, 2019) was removed. On March 2, 2015, Victory Capital Management Inc. was added as an additional sub-adviser. On April 30, 2013, Wellington Management Company, LLP was added as an additional sub-adviser. On April 15, 2013, a sub-adviser (which served as a sub-adviser from December 17, 2007 to April 15, 2013) was removed. On February 26, 2010, a sub-adviser (which served as a sub-adviser from November 1, 2006 to February 26, 2010) was removed. Each change to the sub-advisers resulted in a change to the Fund’s principal investment strategies. The Fund’s performance information for these periods reflects returns achieved by the different sub-advisers and pursuant to different principal investment strategies. If the Fund’s current sub-advisers and strategies had been in place for the prior periods, the performance information shown would have been different. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.individuals.voya.com/literature or call 1-800-992-0180.